Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

December 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated December 30, 2024, do not differ from those contained in Post-Effective Amendment No. 534 to the Company’s Registration Statement on Form N-1A, filed electronically on December 20, 2024:

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Emerging Markets Equity Factor ETF

iShares ESG Aware MSCI EM ETF

iShares Frontier and Select EM ETF

iShares MSCI Agriculture Producers ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI BIC ETF

iShares MSCI Brazil ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI France ETF

iShares MSCI Germany ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Hong Kong ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Russia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary